CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Investments [Abstract]
Amortized Cost	$ 6,322	$ 13,174
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	25,594,125	25,594,125
Common stock, shares outstanding	25,594,125	25,594,125